BORROWINGS (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Short term bank loan	$ 2,439,818		$ 3,181,927		$ 0
Long term debts	178,920		175,006		0
Agricultural Bank Of China Huang Yuan Country Branch Prc [Member]
Interest rate	6.00%		6.00%
Term	Aug. 08, 2013		Aug. 08, 2012
Debt Instrument, Maturity Date	Aug. 29, 2014		Aug. 29, 2013
Short term bank loan	2,439,818	[1],[2]	3,181,927	[1],[3]	0
Long term debts			175,006
Bo Huang Country [Member]
Interest rate	12.22%		12.22%
Term	Jun. 30, 2012		Jun. 01, 2012
Debt Instrument, Maturity Date	Jun. 30, 2017		Jun. 30, 2017
Long term debts	$ 178,920		$ 175,006		$ 0

[1]	personal and corporate guaranteed by third parties.
[2]	secured by land use rights with net carrying amount of $514,381.
[3]	secured by land use rights with net carrying amount of $528,240.